Investments in Associates and Joint Ventures - Summary of Accumulated Unrecognized Share of Losses in Investments in Associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	₩ (5,408)	₩ 4,818
Accumulated unrecognized loss	28,433	34,401
DSMETAL Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	103	103
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(12,105)	(3,323)
Accumulated unrecognized loss	535	12,640
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	0	489
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	0	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	30	30
Terra Corporation
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	(120)
Accumulated unrecognized loss	423	423
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	(18)
Accumulated unrecognized loss	0	0
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	7	3
Accumulated unrecognized loss	41	34
Chongil Machine & Tools Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	75	75
Skydigital Inc.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(3)	20
Accumulated unrecognized loss	194	197
Imt Technology Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	2	0
Accumulated unrecognized loss	2	0
Jo Yang Industrial Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	127	36
Accumulated unrecognized loss	276	149
MJT&I Corp.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	1	(1)
Accumulated unrecognized loss	153	152
Dae-A Leisure Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	286	87
Accumulated unrecognized loss	885	599
Il-Kwang Electronic Materials Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	158	158
Dongjo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(26)	(147)
Accumulated unrecognized loss	523	549
Iwon Alloy Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	4	(1)
Accumulated unrecognized loss	22	18
Chunsung-meat co., ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	9
Accumulated unrecognized loss	33	33
ALTSCS CO., LTD.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(15)	395
Accumulated unrecognized loss	381	396
Ewon Chemical Co., Ltd
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	8	0
Accumulated unrecognized loss	12	0
TKDS Co., Ltd [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	69	0
Accumulated unrecognized loss	177	0
Taeyoungjungkong Co Ltd [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	42	0
Accumulated unrecognized loss	42	0
MJ K Trading Co. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	36	0
Accumulated unrecognized loss	36	0
DNGV Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	46	0
Accumulated unrecognized loss	46	0
Alpa Information Communication Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	77	0
Accumulated unrecognized loss	77	0
JC TECHNO Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	243	0
Accumulated unrecognized loss	243	0
RAND Bio Science Co Ltd Member [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	150	187
Accumulated unrecognized loss	877	727
Star-Lord General Investors Private Real Estate Investment Company No.10 [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	5,643	7,691
Accumulated unrecognized loss	₩ 23,075	₩ 17,432